PROPERTY AND EQUIPMENT, NET (Details) - Schedule of Property and Equipment - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 136	$ 398
Accumulated depreciation:
Accumulated depreciation		87	239
Property and equipment, net	$ 40	49	159
Cost [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		75	67
Laboratory and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		0	274
Accumulated depreciation:
Accumulated depreciation		0	179
Office furniture [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		2	2
Accumulated depreciation:
Accumulated depreciation		2	1
Communication equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		3	3
Accumulated depreciation:
Accumulated depreciation		3	3
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		56	52
Accumulated depreciation:
Accumulated depreciation		27	15
Computer [Member]
Accumulated depreciation:
Accumulated depreciation		$ 55	$ 41